Post employment benefits - Schedule of charge before taxation (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	$ (51)	$ (42)	$ (37)
United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	2	5	19
Ireland
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	1	3	1
United States
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	(41)	(35)	(38)
Other
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	$ (13)	$ (15)	$ (19)